Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of March 31, 2016 and 2015:

	March 31,
	2016	2015
Warrants	10,451,740	7,722,501
Stock options	11,749,318	757,977
Convertible promissory notes	5,696,203	6,988,354
	27,897,261	15,468,832

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Warrants	9,779,464	7,023,464
Stock options	6,294,226	757,977
Convertible promissory notes	4,430,380	6,911,659
	20,504,070	14,693,100